UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	Vanguard World Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2005

Item 1:	Schedule of Investments

Vanguard International Growth Fund
Schedule of Investments
May 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (94.7%)

Australia (3.3%)
Foster's Group Ltd.	16,111,000	$65,785
Woolworths Ltd.	5,117,800	62,201
BHP Billiton Ltd.	4,504,600	56,671
Macquarie Infrastucture Group	15,772,389	46,438
Westpac Banking Corp., Ltd.	2,332,000	34,691
Tabcorp Holdings Ltd.	2,806,996	33,282
Lend Lease Corp.	1,789,949	16,546

		315,614

Austria (0.1%)
Telekom Austria AG	458,517	8,575

Belgium (0.3%)
KBC Bankverzekeringsholding	400,500	32,578

Brazil (1.8%)
Petrol Brasil Series A ADR	1,894,200	79,367
Petrol Brasil ADR	638,547	30,139
Companhia Vale do Rio Doce ADR	1,105,200	27,276
Unibanco-Uniao de Bancos Brasileiros SA	2,553,822	18,432
Tele Norte Leste Participacoes ADR	938,000	14,304
		169,518

China (0.2%)
CNOOC Ltd.	36,135,000	19,815

Denmark (0.4%)
Danske Bank A/S	1,453,730	41,855

Finland (0.7%)
Nokia Oyj	3,795,075	64,048

France (10.3%)
Suez SA	5,242,000	141,471
L'Oreal SA	1,493,052	108,480
L'Air Liquide SA (Registered)	486,200	84,793
Veolia Environnement	2,195,000	83,436
Groupe Danone	846,000	77,992
* France Telecom SA	2,731,000	77,913
Vivendi Universal SA	2,286,000	69,855
LVMH Louis Vuitton Moet Hennessy	940,625	67,335
Societe Generale Class A	628,465	61,964
Thales SA	1,178,000	47,182
Sanofi-Aventis	501,500	45,283
Essilor International SA	647,900	44,555
Imerys SA	471,000	34,058
Pernod Ricard SA	180,850	28,029
Publicis Groupe SA	879,734	25,891

		998,237

Germany (4.5%)
Siemens AG	2,118,000	155,214
SAP AG	405,800	67,106
Porsche AG	61,600	42,946
Muenchener Rueckversicherungs-Gesellschaft AG (Registe	352,177	38,580
Bayer AG	1,123,213	37,831
Adidas-Salomon AG	205,710	34,246
Bayerische Motoren Werke AG	649,600	28,183
RWE AG	450,000	27,549

		431,655

Hong Kong (1.0%)
Jardine Matheson Holdings Ltd.	2,263,200	38,897
Cheung Kong Holdings Ltd.	1,810,000	16,465
Li & Fung Ltd.	8,620,000	16,454
Hong Kong Exchanges & Clearing Ltd.	4,790,000	11,735
Sun Hung Kai Properties Ltd.	1,154,000	10,984

		94,535

India (1.6%)
(1)State Bank of India Warrants Exp. 12/23/2005	2,711,000	41,995
(1)Satyam Computer Services Ltd. Warrants Exp. 11/4/2005	3,956,000	41,436
(1)Zee Telefilm Warrants Exp. 5/19/2006	8,508,240	27,324
(1)Oriental Bank of Commerce Warrants Exp. 8/8/2006	2,745,000	16,573
(1)ICICI Bank Ltd. Warrants Exp. 3/30/2008	1,190,350	10,677
(1)State Bank of India Warrants Exp. 1/5/2006	654,729	10,073
(1)ICICI Bank Ltd. Warrants Exp. 1/27/2009	752,814	6,817

		154,895

Indonesia (0.9%)
PT Telekomunikasi Indonesia Tbk	72,291,500	35,535
PT Indonesian Satellite Corp Tbk	58,938,500	30,648
PT Hanjaya Mandala Sampoerna Tbk	12,359,000	11,424
PT Gudang Garam Tbk	5,762,846	7,805

		85,412

Ireland (2.8%)
Allied Irish Banks PLC	7,183,843	150,275
Bank of Ireland	4,598,000	70,726
Allied Irish Banks PLC	1,311,160	27,390
Anglo Irish Bank Corp. PLC	1,711,000	20,110

		268,501

Israel (0.3%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	880,200	29,372

Italy (0.8%)
Snam Rete Gas SpA	8,007,073	43,028
Riunione Adriatica di Sicurta SpA	1,863,900	36,062

		79,090

Japan (19.5%)
East Japan Railway Co.	30,000	149,720
Mitsubishi Tokyo Financial Group Inc.	12,779	106,359
Toyota Motor Corp.	2,912,600	104,261
Mitsubishi Corp.	7,335,000	97,492
KDDI Corp.	18,805	86,607
Mitsubishi Estate Co., Ltd.	7,898,000	85,406
Mitsui & Co., Ltd.	9,337,000	84,131
Canon, Inc.	1,489,400	81,108
Ricoh Co.	4,392,000	72,043
T & D Holdings, Inc.	1,318,000	66,478
Astellas Pharma Inc.	1,798,000	64,472
Sumitomo Electric Industries Ltd.	5,734,000	60,567
Denso Corp.	2,268,000	51,795
Japan Tobacco, Inc.	3,864	50,800
Ito-Yokado Co., Ltd.	1,432,000	48,666
Takeda Chemical Industries Ltd.	1,003,300	48,525
* Jupiter Telecommunications Co., Ltd.	53,343	41,724
Bridgestone Corp.	2,035,000	40,294
Asahi Glass Co., Ltd.	3,681,000	39,947
Electric Power Development Co., Ltd.	1,342,300	38,289
Mitsui Sumitomo Insurance Co.	3,760,000	34,415
Nissan Motor Co., Ltd.	3,379,400	33,353
Rohm Co., Ltd.	306,900	28,844
SMC Corp.	268,400	28,601
Mitsubishi Electric Corp.	5,199,000	28,417
Sumitomo Heavy Industries Ltd.	5,223,000	25,946
Keyence Corp.	116,500	25,632
Sumitomo Realty & Development Co.	2,283,000	24,710
* UFJ Holdings Inc.	4,860	24,686
Daito Trust Construction Co., Ltd.	647,500	24,498
Omron Corp.	1,036,600	22,915
Konica Minolta Holdings, Inc.	2,474,000	22,256
Nippon Television Network Corp.	157,810	22,230
Takashimaya Co.	2,474,000	20,861
Koyo Seiko Co., Ltd.	1,547,000	20,201
Yamada Denki Co., Ltd.	348,300	19,045
Mitsui Osk Lines Ltd.	3,014,000	18,188
Tokyu Corp.	3,694,000	16,520
West Japan Railway Co.	4,630	15,915
Marui Co., Ltd.	934,000	13,052
Toho Co., Ltd.	9,900	140

		1,889,109

Mexico (0.8%)
America Movil SA de CV Series L ADR	1,358,536	77,002

Netherlands (2.3%)
TNT NV	4,144,000	106,215
Royal Dutch Petroleum Co.	1,747,000	102,370
Verenigde Nederlandse Uitgeversbedrijven NV	582,590	15,902

		224,487

Russia (0.2%)
* Mobile Telesystems	434,800	15,261

Singapore (0.8%)
Singapore Press Holdings Ltd.	15,404,000	39,975
Keppel Corp., Ltd.	3,765,000	26,178
Noble Group Ltd.	13,552,000	12,040

	78,193

South Africa (0.5%)
Sasol Ltd.	1,105,000	27,322
MTN Group Ltd.	3,505,000	23,106

		50,428

South Korea (2.8%)
Samsung Electronics Co., Ltd.	152,000	73,260
Hyundai Motor Co. Ltd.	984,000	54,977
Shinsegae Co., Ltd.	132,372	44,807
Hana Bank	1,561,000	39,570
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,200,000	24,135
Hanjin Shipping Co., Ltd.	755,000	20,091
*(1)Samsung Electronics Co., Ltd. GDR	69,300	16,667

		273,507

Spain (3.1%)
Telefonica SA	6,270,000	105,481
Iberdrola SA	3,751,000	96,005
Banco Santander Central Hispano SA	4,799,509	55,014
Banco Popular Espanol SA	463,680	27,717
Industria de Diseno Textil SA	464,250	13,204

		297,421

Sweden (2.1%)
Skandinaviska Enskilda Banken AB A Shares	3,614,000	62,475
Sandvik AB	1,065,000	42,344
Atlas Copco AB A Shares	2,547,390	39,042
Telefonaktiebolaget LM Ericsson AB Class B	10,368,286	32,769
Svenska Handelsbanken AB A Shares	1,373,670	29,857
* Sandvik AB Rights Exp. 6/7/2005	1,065,000	629

		207,116

Switzerland (7.2%)
Novartis AG (Registered)	3,471,000	169,912
Roche Holdings AG	1,126,000	142,225
Nestle SA (Registered)	517,000	136,453
Cie. Financiere Richemont AG	2,499,571	76,311
UBS AG (Registered)	762,218	59,030
Adecco SA (Registered)	977,167	46,471
* ABB Ltd.	5,882,780	38,526
Holcim Ltd. (Registered)	450,280	27,448

		696,376

Taiwan (0.9%)
Fubon Financial Holding Co., Ltd. GDR	4,829,381	45,122
Hon Hai Precision Industry Co., Ltd.	6,735,996	35,261
Fubon Financial Holding Co., Ltd.	7,591,000	7,192

		87,575

Thailand (0.6%)
Kasikornbank Public Co. Ltd. (Foreign)	23,116,100	33,860
Ptt Public Co., Ltd.	4,423,900	21,455

		55,315

United Kingdom (24.9%)
Tesco PLC	51,689,043	295,157
Vodafone Group PLC	84,514,000	213,406
BG Group PLC	26,892,199	204,262
Royal Bank of Scotland Group PLC	5,388,034	158,578
Shell Transport & Trading Co. PLC	16,575,000	144,432
Brambles Industries PLC	21,362,854	117,145
Kingfisher PLC	22,356,527	104,821
Smith & Nephew PLC	10,531,317	104,337
Smiths Group PLC	6,454,000	103,498
Signet Group PLC	48,521,000	90,922
HBOS PLC	5,970,533	87,105
Centrica PLC	19,712,700	83,350
Prudential PLC	7,772,333	69,170
Reckitt Benckiser PLC	1,880,000	57,573
Rio Tinto PLC	1,858,000	55,322
AstraZeneca Group PLC	1,241,685	52,770
Carnival PLC	748,030	41,075
British Sky Broadcasting Group PLC	4,020,000	39,983
Imperial Tobacco Group PLC	1,360,000	36,900
Unilever PLC	3,636,000	35,585
Provident Financial PLC	2,638,000	32,337
Bunzl PLC	3,259,000	31,899
Hilton Group PLC	6,126,000	31,715
Johnson Matthey PLC	1,624,781	28,959
Rexam PLC	3,260,636	28,624
Wolseley PLC	1,322,000	27,102
Premier Farnell PLC	8,806,300	26,041
Barclays PLC	2,301,900	21,880
Next PLC	788,000	20,670
Standard Chartered PLC	851,000	15,451
Cadbury Schweppes PLC	1,492,522	14,581
Man Group PLC	588,000	14,119
* Cairn Energy PLC	615,558	13,616
Capita Group PLC	1,371,000	9,583

		2,411,968

TOTAL COMMON STOCKS
(Cost $7,634,200)		9,157,458

TEMPORARY CASH INVESTMENTS (23.3%)

Money Market Fund (23.0%)
Vanguard Market Liquidity Fund, 3.018%**	2,226,822,646	2,226,823

	Face
	Amount
	(000)

U.S. Agency Obligation (0.3%)
Federal Home Loan Mortgage Corp.+
(2) 3.002%, 6/2/2005	$25,000	24,896

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,251,723)		2,251,719

TOTAL INVESTMENTS (118.0%)
(Cost $9,885,923)		11,409,177

OTHER ASSETS AND LIABILITIES--NET (-18.0%)		(1,737,729)

NET ASSETS (100%)		$9,671,448

 *Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
(1)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of these securities was $171,562,000, representing 1.8% of net assets.
(2)Securities with a value of $24,896,000 have been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
GDR — Global Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At May 31, 2005, the cost of investment securities for tax purposes was $9,887,343,000. Net unrealized appreciation of investment securities for tax purposes was $1,521,834,000, consisting of unrealized gains of $1,701,235,000 on securities that had risen in value since their purchase and $179,401,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.8% and 20.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At May 31, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Dow Jones EURO STOXX 50 Index	3,739	$142,166	$2,834
Topix Index	833	87,638	(3,746)
FTSE 100 Index	1,240	33,858	-
S& P ASX 200 Index	421	32,738	(1,098)

The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At May 31, 2005, the fund had open forward currency contracts to receive and deliver currencies as follows:

		(000)
		Contract Amount			Unrealized
Contract Settlement Date	Receive		Deliver		Appreciation (Depreciation)

6/22/2005	EUR	111,609	USD	137,883	($12,250)
6/22/2005	GBP	60,983	USD	111,043	(5,852)
6/15/2005	JPY	9,554,510	USD	88,750	(3,318)
6/22/2005	AUD	42,384	USD	32,077	(1,352)

AUD-Australian dollar
EUR-Euro
GBP-British pound
JPY-Japanese Yen
USD-U.S. dollar

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.